INCOME TAX (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [line items]
Statutory tax rate	27.00%	27.00%
CANADA
Income Taxes [line items]
Resource related expense accumulated with no deferred tax benefit recognized	$ 8.2	$ 8.0